Rule 497(d)

               DEAN WITTER SELECT MUNICIPAL TRUST
            INSURED CALIFORNIA INTERMEDIATE SERIES 1
                   INSURED LONG TERM SERIES 36
                 LONG TERM PORTFOLIO SERIES 111

                    SUPPLEMENT TO PROSPECTUS
                     DATED JANUARY 16, 1996


          The sales charge in the secondary market will reflect different rates depending upon the maturities of the various underlying Securities as follows:

                         (as percent of bid  (as percent of
Time to Maturity          side evaluation)   Offering Price

Less than 1 year                       0%                0%
Over 1 year to 2 years             0.756%             0.75%
Over 2 years to 3 years            1.523%             1.50%
Over 3 years to 6 years            2.564%             2.50%
Over 6 years to 10 years           3.627%             3.50%
Over 10 years to 14 years          4.712%             4.50%
15 years and over                  5.820%             5.50%

     The prospectus included in the Registration Statement for Dean Witter Select Municipal Trust, Insured California
Intermediate Series 1, Insured Long Term Series 36 and Long Term
Portfolio Series 111 is hereby incorporated by reference.